INVESTMENT IN SILVERBACK (Tables)	12 Months Ended
May 31, 2019
Investment property [Abstract]
Schedule of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination
	May 31	May 31
	2019	2018
Opening balance	$2,412,873	$2,558,528
Income in Silverback for the period/year	92,843	168,778
Distribution	(314,285)	(314,433)
Ending balance	$2,191,431	$2,412,873

Schedule of associates
	Year ended	Year ended
	May 31	May 31
	2019	2018
Current assets	$545,114	$516,810
Non-current assets	4,374,903	5,473,564
Total assets	4,920,017	5,990,373
Total liabilities	(216,535)	(103,242)
Revenue from stream interest	2,092,308	2,509,082
Depletion	(1,365,079)	(1,282,191)
Net income and comprehensive income for the year	$618,953	$1,125,187